SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION (Details)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Income Tax Disclosure [Abstract]
US Statutory rate	21.00%	21.00%	21.00%
Effect of reconciling items for tax purposes	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate